SHARE CAPITAL (Schedule of Stock Option and RSU Activity) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Shares
Options outstanding at beginning of year	112,500	112,500	112,500
Granted during year
Forfeited during year
Exercised during year
Options outstanding at end of year	112,500	112,500	112,500	112,500
Options exercisable at end of year	112,500	112,500	112,500
Weighted average fair value of options and RSU granted during year
Forfeited average intrinsic value during period
Exercised average intrinsic value during period
Weighted average exercise Price
Options outstanding at beginning of year	$ 1.5	$ 1.5	$ 1.5
Granted during year
Forfeited during year
Exercised during year
Options outstanding at end of year	1.5	$ 1.5	$ 1.5	$ 1.5
Options exercisable at end of year	$ 1.5	$ 1.5	$ 1.5